S-K 1602, SPAC Registered Offerings	Oct. 02, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Pursuant to the NYSE listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the trust account (excluding any deferred underwriting fees and commissions and taxes payable on the income earned on the trust account, and net of funds previously released to the company to pay our taxes) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the trust account balance (excluding any deferred underwriting fees and commissions and taxes payable on the income earned on the trust account, and net of funds previously released to the company to pay our taxes). We will not be required to comply with the 80% fair market value requirement if we are delisted from NYSE.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	80.00%
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 21 months from the closing of this offering to consummate our initial business combination. However, we may hold a shareholder vote at any time to amend our memorandum and articles of association, to modify the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares or with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity). If we are unable to complete our initial business combination within the above time period, we will distribute the aggregate amount then on deposit in the trust account, including interest (net of taxes payable on the income earned on the trust account and funds previously released to the company to pay our taxes), pro rata to our public shareholders, by way of the redemption of their shares and thereafter cease all operations except for the purposes of winding up of our affairs, as further described herein.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

If our estimates of the costs of undertaking in-depth due diligence and negotiating our initial business combination is less than the actual amount necessary to do so, or the amount of interest available to us from the trust account is less than we expect as a result of the current interest rate environment, we may have insufficient funds available to operate our business prior to our initial business combination. Moreover, we may need to obtain additional financing either to consummate our initial business combination or because we become obligated to redeem a significant number of our public shares upon consummation of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only consummate such financing simultaneously with the consummation of our initial business combination. Following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

To illustrate, the tables below show material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering. The tables below assume: Scenario A) 25% of maximum redemption of our public shares are redeemed, Scenario B) 50% of maximum redemption of our public shares are redeemed, Scenario C) 75% of maximum redemption of our public shares are redeemed, and Scenario D) maximum redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.

As of May 31, 2026
Offering Price of $10.00 in the Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming No Exercise of Over-Allotment Option
$7.36	$6.81	$3.19	$5.95	$4.05	$4.46	$5.54	$1.23	$8.77
Assuming Full Exercise of Over-Allotment Option
$7.37	$6.81	$3.19	$5.94	$4.06	$4.42	$5.58	$1.09	$8.91

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	As of May 31, 2026
	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase (decrease) attributable to public shareholders	7.37	7.38	6.82	6.82	5.96	5.95	4.47	4.43	1.24	1.10
Pro forma net tangible book value after this offering	7.36	7.37	6.81	6.81	5.95	5.94	4.46	4.42	1.23	1.09
Dilution to public shareholders	$2.64	$2.63	$3.19	$3.19	$4.05	$4.06	$5.54	$5.58	$8.77	$8.91
% Dilution to public shareholders	26.4%	26.3%	31.9%	31.9%	40.5%	40.6%	55.4%	55.8%	87.7%	89.1%

Numerator:
Net tangible book value deficit before this offering	$(27,496)	$(27,496)	$(27,496)	$(27,496)	$(27,496)	$(27,496)	$(27,496)	$(27,496)	$(27,496)	$(27,496)
Net proceeds from this offering and the sale of private units(1)	100,500,000	115,500,000	100,500,000	115,500,000	100,500,000	115,500,000	100,500,000	115,500,000	100,500,000	115,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: Deferred underwriting commission	(1,000,000)	(1,150,000)	(1,000,000)	(1,150,000)	(1,000,000)	(1,150,000)	(1,000,000)	(1,150,000)	(1,000,000)	(1,150,000)
Less: Redemptions	—	—	(23,624,376)	(27,336,876)	(47,248,752)	(54,673,752)	(70,873,127)	(82,010,627)	(94,497,503)	(109,347,503)
Total	$99,497,504	$114,347,504	$75,873,128	$87,010,628	$52,248,752	$59,673,752	$28,624,377	$32,336,877	$5,000,001	$5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Private Shares	176,500	184,000	176,500	184,000	176,500	184,000	176,500	184,000	176,500	184,000
Less: Ordinary shares redeemed	—	—	(2,362,438)	(2,733,688)	(4,724,875)	(5,467,375)	(7,087,313)	(8,201,063)	(9,449,750)	(10,934,750)
Total	13,509,833	15,517,333	11,147,395	12,783,645	8,784,958	10,049,958	6,422,520	7,316,270	4,060,083	4,582,583

____________

(1)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, executive officers, advisors or their respective affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per unit. See “Proposed Business — Permitted Purchases of Our Securities.”

SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 months
SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per share, assuming no value is attributed to the pro forma net tangible book value per share after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities by the number of issued and outstanding ordinary shares.

As of May 31, 2026, our net tangible book (deficit) value (“NTBV”) was $(27,496), or approximately $(0.01) per share. For the purposes of the dilution calculation, in order to present the maximum estimated dilution as a result of this offering, we have assumed the issuance of 1,000,000 ordinary share (or 1,150,000 ordinary share if the underwriters’ over-allotment option is exercised in full). After giving effect to the sale of 10,000,000 ordinary shares included in the units we are offering by this prospectus (or 11,500,000 shares of ordinary share if the underwriters’ over-allotment option is exercised in full), and the deduction of underwriting commissions and estimated expenses of this offering not reimbursable by the underwriters, our pro forma net tangible book value at May 31, 2026 would have been $3,509,883 or $(0.14) per share (or $4,017,333 or $(0.16) per share if the underwriters’ over-allotment option is exercised in full), representing an immediate decrease in net tangible book value (as decreased by the value of the 10,000,000 shares of ordinary share that may be redeemed for cash, or 11,500,000 shares of ordinary share if the underwriters’ over-allotment option is exercised in full) of $0.13 per share (or $0.15 per share if the underwriters’ over-allotment option is exercised in full) to our initial shareholders as of the date of this prospectus and dilution to public shareholders from this offering will be $10.14 per share (or $10.16 if the underwriters’ over-allotment option is exercised in full).